Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2016
Property, plant and equipment, net
Schedule of property, plant and equipment

	As of December 31,	As of December 31,
	2015	2016
	RMB	RMB
Buildings	1,778,328	1,918,209
Furniture, fixtures and office equipment	101,686	113,349
Motor vehicles	29,709	31,183
Machinery and equipment	4,960,915	5,889,645
Leasehold improvements	355,009	387,006

Total	7,225,647	8,339,392
Less: accumulated depreciation	(3,254,222)	(3,776,730)

Subtotal	3,971,425	4,562,662
Construction-in-progress	393,923	656,839

Property, plant and equipment, net	4,365,348	5,219,501